Bank Loan Payables (Details) - Bank Loans [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Loan Payables [Line Items]
Weighted average annual interest rate		8.19%
Interest expense on loans		$ 36,724	$ 62,368